THORNBURG INVESTMENT TRUST SUPPLEMENT

Dated September 1, 2023

to the

THORNBURG FUNDS PROSPECTUS (THE “RETAIL PROSPECTUS”)

applicable to Class A, C, C2, D and I shares
dated February 1, 2023, as supplemented May 8, 2023

and to the

THORNBURG FUNDS RETIREMENT PLAN SHARES PROSPECTUS (THE “RETIREMENT PROSPECTUS”)

applicable to Class R3, R4, R5 and R6 shares
dated February 1, 2023, as supplemented May 8, 2023

Changes Relating to Thornburg Investment Income Builder Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Ultra Short Income Fund, and Thornburg Strategic Income Fund

Effective as of September 1, 2023, Jason Brady will conclude his service as a co-portfolio manager of Thornburg Investment Income Builder Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Ultra Short Income Fund and Thornburg Strategic Income Fund Funds. Accordingly, effective as of that date, all references to Mr. Brady in the Retail Prospectus and the Retirement Prospectus are deleted.

In addition, effective as of September 1, 2023, Christian Hoffmann is named as a co-portfolio manager of the Thornburg Investment Income Builder Fund. Accordingly, as of September 1, 2023, the following changes are made to the Retail Prospectus and the Retirement Prospectus:

The disclosure for Thornburg Investment Income Builder Fund under the heading “Portfolio Managers,” appearing on page 49 of the Retail Prospectus and page 42 of the Retirement Prospectus, is deleted and replaced with the following disclosure:

Portfolio Managers:

Matt Burdett, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2019.

Christian Hoffmann, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2023.

Ben Kirby, cfa, a managing director and co-head of investments of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2013.

Brian J. McMahon, the vice chairman of the Trust and a managing director and chief investment strategist of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since its inception.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

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The information regarding the portfolio managers of the Thornburg Investment Income Builder Fund contained in the tables on page 132 of the Retail Prospectus and on page 72 of the Retirement Prospectus under the sub-caption “Fund Portfolio Managers” is updated to add a reference to Mr. Hoffmann.

The biographical description of Mr. Hoffmann appearing on page 134 of the Retail Prospectus and page 73 of the Retirement Prospectus is deleted and replaced with the following disclosure:

Christian Hoffmann, cfa, a managing director of Thornburg, has served as a portfolio manager of Strategic Income Fund since 2018, and has been a portfolio manager of Income Builder Fund, Limited Term U.S. Government Fund, Limited Term Income Fund, and Ultra Short Income Fund since 2023. Mr. Hoffmann joined Thornburg in 2012 and was named a managing director in 2017. Mr. Hoffmann holds a BA in economics from New York University. Prior to joining Thornburg, Mr. Hoffmann served as a senior credit analyst with H.I.G. Capital in Miami, Florida, where he specialized in distressed debt investments and credit driven special situations. Mr. Hoffmann began his career in the investment banking division of Lehman Brothers.

THORNBURG INVESTMENT TRUST SUPPLEMENT

Dated September 1, 2023

to the

THORNBURG FUNDS STATEMENT OF ADDITIONAL INFORMATION (“THE RETAIL SAI”)

applicable to Class A, C, C2, D and I shares
dated February 1, 2023, as supplemented April 4, 2023 and May 8, 2023 and to the

THORNBURG FUNDS RETIREMENT PLAN SHARES STATEMENT OF ADDITIONAL INFORMATION (“THE RETIREMENT SAI”)

applicable to Class R3, R4, R5 and R6 shares
dated February 1, 2023, as supplemented April 4, 2023 and May 8, 2023

Changes Relating to Thornburg Investment Income Builder Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Ultra Short Income Fund, and Thornburg Strategic Income Fund

Effective as of September 1, 2023, Jason Brady will conclude his service as a co-portfolio manager of Thornburg Investment Income Builder Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Ultra Short Income Fund and Thornburg Strategic Income Fund Funds. Accordingly, effective as of that date, all references in the Retail SAI and the Retirement SAI to Mr. Brady’s position as a co-portfolio manager of those Funds are deleted.

In addition, effective as of September 1, 2023, Christian Hoffmann is named as a co-portfolio manager of the Thornburg Investment Income Builder Fund. Accordingly, as of September 1, 2023, the following changes are made to the Retail SAI and the Retirement SAI:

The disclosure for Mr. Hoffmann under the heading “Accounts Managed by Portfolio Managers,” appearing on page 62 of the Retail SAI and page 51 of the Retirement SAI, is deleted and replaced with the following disclosure:

Christian Hoffmann (as of June 30, 2023)*

Type of Account	Number of Accounts Managed	Total Assets Managed
Registered Investment Companies:	7	$27,803,403,075.58
Other Pooled Investment Vehicles:	4	$208,366,577.25
Other Accounts:	21	$342,705,145.46

*Mr. Hoffmann became a portfolio manager of the Income Builder Fund on September 1, 2023, and management of that Fund is included in the number of accounts; however, total assets for the number of accounts shown are as of June 30, 2023.

The disclosure for Mr. Hoffmann under the heading “Portfolio Managers’ Ownership of Shares in the Funds,” appearing on page 64 of the Retail SAI and page 52 of the Retirement SAI, is modified to include the following information about Mr. Hoffmann’s ownership of shares of the Thornburg Investment Income Builder Fund:

Income Builder Fund	$100,001 - $500,000

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

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